Financial Instruments - Schedule of Assets As Per Statement of Financial Position (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	R$ 27,178,688	R$ 17,431,189
Short-term investments
Disclosure of financial assets [line items]
Financial assets	8,128,058	2,937,029
Accounts receivable from card issuers
Disclosure of financial assets [line items]
Financial assets	16,307,155	14,066,814
Trade accounts receivable
Disclosure of financial assets [line items]
Financial assets	1,797,956	249,417
Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	43,103	14,062
Receivables from related parties
Disclosure of financial assets [line items]
Financial assets	7,200	12,837
Other assets
Disclosure of financial assets [line items]
Financial assets	895,216	151,030
Banking Solutions
Disclosure of financial assets [line items]
Other assets	714,907	62,434
Amortized cost
Disclosure of financial assets [line items]
Financial assets	1,053,687	288,623
Amortized cost | Short-term investments
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized cost | Accounts receivable from card issuers
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized cost | Trade accounts receivable
Disclosure of financial assets [line items]
Financial assets	151,271	124,756
Amortized cost | Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized cost | Receivables from related parties
Disclosure of financial assets [line items]
Financial assets	7,200	12,837
Amortized cost | Other assets
Disclosure of financial assets [line items]
Financial assets	895,216	151,030
FVPL
Disclosure of financial assets [line items]
Financial assets	8,839,505	3,065,232
FVPL | Short-term investments
Disclosure of financial assets [line items]
Financial assets	7,149,889	2,926,509
FVPL | Accounts receivable from card issuers
Disclosure of financial assets [line items]
Financial assets	0	0
FVPL | Trade accounts receivable
Disclosure of financial assets [line items]
Financial assets	1,646,685	124,661
FVPL | Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	42,931	14,062
FVPL | Receivables from related parties
Disclosure of financial assets [line items]
Financial assets	0	0
FVPL | Other assets
Disclosure of financial assets [line items]
Financial assets	0	0
FVOCI
Disclosure of financial assets [line items]
Financial assets	17,285,496	14,077,334
FVOCI | Short-term investments
Disclosure of financial assets [line items]
Financial assets	978,169	10,520
FVOCI | Trade accounts receivable
Disclosure of financial assets [line items]
Financial assets	0	0
FVOCI | Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	172	0
FVOCI | Receivables from related parties
Disclosure of financial assets [line items]
Financial assets	0	0
FVOCI | Other assets
Disclosure of financial assets [line items]
Financial assets	R$ 0	R$ 0